Investments - Schedule of Investments Classified as Held to Maturity (Detail) - MXN ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Investments [Line Items]
Held to maturity investments	$ 2,160	$ 120
US Government Agencies Debt Securities [member]
Disclosure Of Investments [Line Items]
Acquisition cost	1,934
Amortized cost	1,934
Corporate debt securities [member]
Disclosure Of Investments [Line Items]
Acquisition cost	222	118
Accrued interest	4	2
Amortized cost	$ 226	$ 120